Investments - Q3, Unrealized Gain (Losses) on Investments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Gross realized investment gains (losses)			$ 400
Change in net unrealized gains (losses) [Abstract]
Net increase (decrease)	$ (1)	$ 181	7,716	$ (1,685)	$ (2,405)	$ 4,494	$ (4,792)
Carrying value on deposits with state regulatory authorities	7,400		7,400		7,200	6,300
Payable for investments purchased	19,600		19,600		0
Fixed Maturities [Member]
Change in net unrealized gains (losses) [Abstract]
Net increase (decrease)	(545)	1,339	6,471	(584)	(1,937)	3,819	(6,116)
Equity Securities [Member]
Change in net unrealized gains (losses) [Abstract]
Net increase (decrease)	$ 544	$ (1,158)	$ 1,245	$ (1,101)	$ (468)	$ 675	$ 1,324